Key Accounting Judgements and Estimates - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of changes in accounting estimates [line items]
Turnover	£ 33,754	£ 30,821	£ 30,186
Tax charge for the year	953	754	1,356
Tax payable, current	629	965
Tax recoverable, current	262	229
Tax payable, non-current	189	272
Uncertain tax position charge	933	1,082
Legal costs	363	117
Provision for legal and other disputes	198	219
Contingent consideration and put option liabilities	83	1,251
Contingent consideration liabilities	5,479	6,286	£ 6,172	£ 5,896
Surplus on UK defined benefit schemes	£ 70	711
Percentage of decrease in discount rate	0.50%
Net pension deficit	£ 1,640
Increased annual pension cost	43
Customer return and rebate accruals	5,108	5,064
Estimated Rebates Discounts or Allowance Payable To Customer [member] | US Pharmaceuticals and vaccines [member]
Disclosure of changes in accounting estimates [line items]
Turnover	7,402	7,453
Incidental Deductions to Turnover	11,069	10,774
Customer return and rebate accruals	4,200	4,356
Shionogi ViiV healthcare joint venture [member]
Disclosure of changes in accounting estimates [line items]
Contingent consideration liabilities	5,103	5,937
Business combinations [member]
Disclosure of changes in accounting estimates [line items]
Contingent consideration liabilities	£ 5,479	£ 6,286